SHARE-BASED PAYMENT - Share Options Other Disclosures (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHARE-BASED PAYMENT
Share-based compensation expense	¥ 83,122	¥ 65,154	¥ 55,128
Share Options
SHARE-BASED PAYMENT
Intrinsic value share options exercised	¥ 14,094	¥ 32,010	¥ 13,608
Weighted average grant date fair value of options granted	¥ 12.95	¥ 22.42	¥ 12.65
Unrecognized compensation expenses related to the options	¥ 90,278
2015 and 2018 Plans | Share Options
SHARE-BASED PAYMENT
Share-based compensation expense	¥ 64,415	¥ 42,316	¥ 33,618